Income Tax - Schedule of Tax Loss Carry-forwards Expected To Expire (Details) € in Millions	Dec. 31, 2018 EUR (€)
Tax Losses Carried Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	€ 1,631
Foreign Tax Credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	5
2018-2026 | Tax Losses Carried Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	0
2018-2026 | Foreign Tax Credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	5
2027 and Onwards | Tax Losses Carried Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	467
2027 and Onwards | Foreign Tax Credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	0
Unlimited | Tax Losses Carried Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	1,164
Unlimited | Foreign Tax Credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	€ 0